Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Taxes Payable [Abstract]
VAT tax payable	$ 359,391	$ 422,678
Corporate income tax payable	1,702,591	2,156,850
Land use tax and other taxes payable	15,106	20,242
Total	$ 2,077,088	$ 2,599,770